SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of Revenue by Geographical Area Based on Location of Assets
		Rest of World
Revenue	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	67,249	25,716	-	-	92,965
Inter-segment revenue	49,059	2,517	-	(51,576)	-

Total revenue	116,308	28,233	-	(51,576)	92,965

		Rest of World
Revenue	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2020	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	77,688	24,292	-	-	101,980
Inter-segment revenue	59,304	1,095	-	(60,399)	-

Total revenue	136,992	25,387	-	(60,399)	101,980

		Rest of World
	Americas	Ireland	Other	Eliminations	Total
Year ended December 31, 2019	US$‘000	US$‘000	US$‘000	US$’000	US$‘000
Revenue from external customers	64,045	26,390	-	-	90,435
Inter-segment revenue	39,563	1,629	-	(41,192)	-

Total revenue	103,608	28,019	-	(41,192)	90,435

Schedule of Revenue by Customers' Geographical Area
Revenue	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Americas	57,799	70,408	52,183
Asia / Africa	25,504	22,567	27,686
Europe (including Ireland) *	9,662	9,005	10,566

	92,965	101,980	90,435

*	Revenue from customers in Ireland is not disclosed separately due to the immateriality of these revenues.

Schedule of Revenue by Major Product Group
Revenue	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Clinical laboratory goods	74,700	84,280	68,127
Clinical laboratory services	7,928	8,485	10,915
Point-of-Care	10,337	9,215	11,393

	92,965	101,980	90,435

Schedule of Amount Relating From Revenue
Revenue	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Revenue from contracts with customers (a)	92,965	101,980	90,435
Revenue from other sources	-	-	-

	92,965	101,980	90,435

Schedule of Revenue Derives From Transfer of Goods and Services
(a)	Disaggregation of revenue from contracts with customers:

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following geographical areas:

Timing of revenue recognition	Americas	Ireland	Other	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	66,806	25,716	-	92,522
Over time	443	-	-	443

Total	67,249	25,716	-	92,965

Timing of revenue recognition	Americas	Ireland	Other	Total
Year ended December 31, 2020	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	77,060	24,292	-	101,352
Over time	628	-	-	628

Total	77,688	24,292	-	101,980

Timing of revenue recognition	Americas	Ireland	Other	Total
Year ended December 31, 2019	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	63,300	26,390	-	89,690
Over time	745	-	-	745

Total	64,045	26,390	-	90,435

(b)	The Group derives revenue from the transfer of goods and services over time and at a point in time based on customers’ geographical area as follows:

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	57,356	25,504	9,662	92,522
Over time	443	-	-	443

Total	57,799	25,504	9,662	92,965

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2020	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	69,780	22,567	9,005	101,352
Over time	628	-	-	628

Total	70,408	22,567	9,005	101,980

Timing of revenue recognition	Americas	Asia / Africa	Europe	Total
Year ended December 31, 2019	US$‘000	US$‘000	US$‘000	US$‘000
At a point in time	51,438	27,686	10,566	89,690
Over time	745	-	-	745

Total	52,183	27,686	10,566	90,435

Schedule of Segment Results by Geographical Area

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	9,276	5,084	(12)	14,348
Impairment	(6,088)	(856)	-	(6,944)

Result after impairment	3,188	4,228	(12)	7,404
Unallocated expenses *				(779)

Operating profit				6,625
Net financing expense (Note 8)				(5,874)

Profit before tax				751
Income tax credit (Note 9)				178

Profit for the year on continuing operations				929
Loss for the year on discontinued operations (Note 10)				(54)

Profit for the year				875

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2020	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	14,495	4,264	(71)	18,688
Impairment	(17,779)	-	-	(17,779)

Result after impairment	(3,284)	4,264	(71)	909
Unallocated expenses *				(827)

Operating profit				82
Net financing expense (Note 8)				(6,715)

Loss before tax				(6,633)
Income tax credit (Note 9)				620

Loss for the year on continuing operations				(6,013)
Loss for the year on discontinued operations (Note 10)				(375)

Loss for the year				(6,388)

		Rest of World
	Americas	Ireland	Other	Total
Year ended December 31, 2019	US$‘000	US$‘000	US$‘000	US$‘000
Result before impairment and unallocated expenses	5,239	(4,334)	(108)	797
Impairment	(14,562)	(9,733)	-	(24,295)

Result after impairment	(9,323)	(14,067)	(108)	(23,498)
Unallocated expenses *				(614)

Operating loss				(24,112)
Net financing expense (Note 8)				(5,885)

Loss before tax				(29,997)
Income tax credit (Note 9)				1,006

Loss for the year on continuing operations				(28,991)
Profit for the year on discontinued operations (Note 10)				77

Loss for the year				(28,914)

*	Unallocated expenses represent head office general and administration costs of the Group, which cannot be allocated to the results of any specific geographical area.

Schedule of Segment Assets and Segment Liabilities by Geographical Area
		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2021	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	45,891	41,453	1	87,345
Unallocated assets:
Income tax assets (current and deferred)				5,640
Cash and cash equivalents and short-term investments				25,910

Total assets as reported in the Group balance sheet				118,895

Segment liabilities	12,382	101,927	25	114,334
Unallocated liabilities:
Income tax liabilities (current and deferred)				4,880

Total liabilities as reported in the Group balance sheet				119,214

		Rest of World
	Americas	Ireland	Other	Total
As at December 31, 2020	US$‘000	US$‘000	US$‘000	US$‘000
Assets and liabilities
Segment assets	58,164	37,632	3	95,799
Unallocated assets:
Income tax assets (current and deferred)				7,271
Cash and cash equivalents and short-term investments				27,327

Total assets as reported in the Group balance sheet				130,397

Segment liabilities	20,431	107,080	46	127,557
Unallocated liabilities:
Income tax liabilities (current and deferred)				5,059

Total liabilities as reported in the Group balance sheet				132,616

Schedule of Long-Lived Assets
	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Rest of World – Ireland	22,617	19,927
Americas	19,489	22,835

	42,106	42,762

Schedule of Depreciation and Amortisation by Geographical Area
	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Depreciation:
Rest of World – Ireland	204	127	322
Americas	1,662	1,587	2,208

	1,866	1,714	2,530

Amortisation:
Rest of World – Ireland	69	32	642
Americas	848	1,371	1,726

	917	1,403	2,368

Schedule of Share-Based Payment Expense by Geographical Area
	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Rest of World – Ireland	1,072	722	659
Americas	28	70	99

	1,100	792	758

Schedule of Taxation Expense by Geographical Area
	December 31, 2021 US$‘000	December 31, 2020 US$‘000	December 31, 2019 US$‘000
Rest of World – Ireland	540	293	831
Rest of World – Other	(2)	(8)	-
Americas	(360)	335	175

	178	620	1,006

Schedule of Capital Expenditure by Geographical Area
	December 31, 2021 US$‘000	December 31, 2020 US$‘000
Rest of World – Ireland	3,826	5,609
Rest of World – Other	-	-
Americas	4,776	4,317

	8,602	9,926